Derivatives - Summary of Derivative Interest Rate Swap Contract List (Parenthetical) (Details) - Not Designated as Hedging Instrument	12 Months Ended
	Dec. 31, 2024
Interest rate swap 33 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.84%	[1]
Interest rate swap 33 contracts | First Five Years [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.84
Interest rate swap 33 contracts | Thereafter [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	3M CMT+0.35
Interest rate swap 34 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.87%	[2]
Interest rate swap 34 contracts | First Five Years [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	1.87
Interest rate swap 34 contracts | Thereafter [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Contract Interest rate Pay	3M CMT+0.35

[1]	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.
[2]	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.